CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 283,131,542	$ 426,399,881
Restricted cash	277,596,767	246,888,754
Short-term investments	11,992,929	85,211,338
Accounts receivable, net	32,587,827	59,509,152
Other receivables	383,513,125	298,190,097
Deposits for land use rights	33,857,554	35,738,821
Other deposits and prepayments	322,170,208	365,505,313
Advances to suppliers	54,229,135	124,152,551
Real estate properties development completed and under development	3,277,056,653	2,869,622,702
Amounts due from related parties	203,719,058	271,567,484
Amounts due from employees	1,466,055	1,550,469
Other current assets	7,886,273	1,482,786
Total current assets	4,889,207,126	4,785,819,348
Non-current assets
Restricted cash, non-current		46,583,120
Real estate properties held for lease, net	373,467,867	440,300,371
Deposits for land use rights and properties	33,024,171	36,074,492
Property and equipment, net	28,831,111	35,525,933
Long-term Investments	92,473,329	667,227,852
Deferred tax assets	304,515,733	302,971,920
Amounts due from related parties	15,056,284	15,283,028
Contract assets	52,515,766	35,104,329
Operating lease right-of-use assets	5,707,986	3,147,381
Other assets	55,478,954	78,241,516
Total non-current assets	961,071,201	1,660,459,942
TOTAL ASSETS	5,850,278,327	6,446,279,290
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the VIEs without recourse to the primary beneficiary of US$14,681 and US$13,439 as of December 31, 2021 and December 31, 2022, respectively)	950,184,053	1,134,432,195
Short-term bank loans and other debt	81,598,369	99,468,777
Customer deposits	1,280,517,005	1,162,430,468
Income tax payable	241,221,356	249,107,386
Other payables and accrued liabilities (including other payables and accrued liabilities of the VIEs without recourse to the primary beneficiary of US$2,998,625 and US$3,235,911 as of December 31, 2021 and December 31, 2022, respectively)	489,622,793	555,176,693
Payroll and welfare payable (including payroll and welfare payable of the VIEs without recourse to the primary beneficiary of US$2,641,285 and US$1,132,120 as of December 31, 2021 and December 31, 2022, respectively)	16,431,804	15,391,685
Current portion of long-term bank loans and other debt	1,653,119,929	1,466,820,657
Lease liability, current portion	3,780,853	7,619,323
Mandatorily redeemable non-controlling interests	9,864,014	10,273,637
Amounts due to related parties	66,619,920	77,062,355
Total current liabilities	4,792,960,096	4,777,783,176
Non-current liabilities
Long-term bank loans	146,603,073	494,076,875
Deferred tax liabilities	429,974,728	343,263,457
Unrecognized Tax Benefits	135,562,075	130,560,908
Other long-term debt	259,081,410	275,100,201
Lease liabilities	3,310,116	1,286,250
Amounts due to related parties		10,979,186
Total non-current liabilities	974,531,402	1,255,266,877
Total liabilities	5,767,491,498	6,033,050,053
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized500,000,000 shares; shares issued and outstanding- 108,029,257 shares as of December 31, 2022 (2021: 107,757,721 shares)	16,415	16,415
Additional paid-in capital	544,954,556	544,386,509
Statutory reserves	179,457,097	178,497,890
Accumulated deficits	(656,638,114)	(387,664,005)
Accumulated other comprehensive income/(loss)	(21,615,478)	34,923,279
Treasury shares	(116,061,577)	(116,061,577)
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	(69,887,101)	254,098,511
Non-controlling interest	152,673,930	159,130,726
Total equity	82,786,829	413,229,237
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,850,278,327	$ 6,446,279,290